Natural and environmental resources (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Natural and environmental resources [Line Items]
Adjustment at fair value for business combinations (Note 12)	$ 31,137
Net balance	29,072,798
Net balance	31,934,159	$ 29,072,798
Gross carrying amount [member]
Disclosure of Natural and environmental resources [Line Items]
Adjustment at fair value for business combinations (Note 12)	720,670	1,338,947
Gross carrying amount [member] | Oil investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	59,822,566	53,936,041
Additions/capitalizations (1)	3,659,270	5,144,295
Increase (decrease) in abandonment costs (Note 23)	0	5,703
Disposals	(1,806)	(84,052)
Withdrawal of exploratory assets and dry wells (2)	0	0
Capitalized financial interests (3)	111,140	94,995
Exchange differences capitalized	3,535	5,150
Adjustment at fair value for business combinations (Note 12)	563,546
Foreign currency translation	440,978	68,793
Transfers	768,049	651,641
Balance	65,367,278	59,822,566
Gross carrying amount [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	5,036,884	2,919,146
Additions/capitalizations (1)	123,446	166,431
Increase (decrease) in abandonment costs (Note 23)	2,075,992	1,965,309
Disposals	260	(9,253)
Withdrawal of exploratory assets and dry wells (2)	0	0
Capitalized financial interests (3)	0	0
Exchange differences capitalized	0	0
Adjustment at fair value for business combinations (Note 12)	0
Foreign currency translation	23,353	(3,004)
Transfers	(28,084)	(1,745)
Balance	7,231,851	5,036,884
Gross carrying amount [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	8,362,719	4,806,000
Additions/capitalizations (1)	2,211,746	4,487,467
Increase (decrease) in abandonment costs (Note 23)	28,097	(38,835)
Disposals	(223,805)	(142,127)
Withdrawal of exploratory assets and dry wells (2)	(448,132)	(340,271)
Capitalized financial interests (3)	0	10,834
Exchange differences capitalized	0	587
Adjustment at fair value for business combinations (Note 12)	0
Foreign currency translation	(138,809)	(112,917)
Transfers	(923,922)	(308,019)
Balance	8,867,894	8,362,719
Accumulated amortization and impairment [member] | Oil investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(41,993,097)	(36,806,667)
Depletion expense	(3,810,349)	(3,836,479)
Recovery (losses) for impairment (Note 18)	116,403	(1,017,061)
Disposals	213	83,667
Foreign currency translation	(310,894)	(61,862)
Transfers	(108,423)	(354,695)
Balance	(46,106,147)	(41,993,097)
Accumulated amortization and impairment [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(2,156,274)	(1,779,070)
Depletion expense	(831,909)	(383,360)
Recovery (losses) for impairment (Note 18)	0	0
Disposals		8,511
Disposals	(40)
Foreign currency translation	(14,546)	(2,256)
Transfers	21,320	(99)
Balance	(2,981,449)	(2,156,274)
Accumulated amortization and impairment [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	0	0
Depletion expense	0	0
Recovery (losses) for impairment (Note 18)	(334,112)	0
Disposals	93,975	0
Foreign currency translation	0	0
Transfers	(205,131)	0
Balance	(445,268)	0
Natural and environmental resources [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	29,072,798	23,075,450
Net balance	31,934,159	29,072,798
Natural and environmental resources [Member] | Oil investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	17,829,469	17,129,374
Net balance	19,261,131	17,829,469
Natural and environmental resources [Member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	2,880,610	1,140,076
Net balance	4,250,402	2,880,610
Natural and environmental resources [Member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	8,362,719	4,806,000
Net balance	8,422,626	8,362,719
Natural and environmental resources [Member] | Gross carrying amount [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	73,222,169	61,661,187
Additions/capitalizations (1)	5,994,462	9,798,193
Increase (decrease) in abandonment costs (Note 23)	2,104,089	1,932,177
Disposals	(225,351)	(235,432)
Withdrawal of exploratory assets and dry wells (2)	(448,132)	(340,271)
Capitalized financial interests (3)	111,140	105,829
Exchange differences capitalized	3,535	5,737
Adjustment at fair value for business combinations (Note 12)	563,546
Foreign currency translation	325,522	(47,128)
Transfers	(183,957)	341,877
Balance	81,467,023	73,222,169
Natural and environmental resources [Member] | Accumulated amortization and impairment [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(44,149,371)	(38,585,737)
Depletion expense	(4,642,258)	(4,219,839)
Recovery (losses) for impairment (Note 18)	(217,709)	(1,017,061)
Disposals	94,148	92,178
Foreign currency translation	(325,440)	(64,118)
Transfers	(292,234)	(354,794)
Balance	$ (49,532,864)	$ (44,149,371)